Note 4 - Loans Payable - Related Parties	6 Months Ended
Jan. 31, 2016
Notes
Note 4 - Loans Payable - Related Parties

NOTE 4 – LOANS PAYABLE – RELATED PARTIES

As of January 31, 2016, $645,297 (July 31, 2015 - $528,552) is due to the majority shareholder, of which $508,531 is unsecured, non-interest bearing and due on demand, $11,829 is past due with an interest rate of 3%, $30,337 is due December 31, 2016 with interest at 3%, and $94,600 is due on October 26, 2016 with an interest rate of 2%.  At January 31, 2016, accrued interest on these loans is $1,292 (July 31, 2015 - $506).